UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21636

               First Trust/Aberdeen Global Opportunity Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
          ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
        -------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 241-4141
                                                          ----------------
                      Date of fiscal year end: December 31
                                              -----------------
                     Date of reporting period: June 30, 2007
                                               -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
                    FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY
                                  INCOME FUND
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

            FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                                 JUNE 30, 2007

Shareholder Letter .........................................................   1
Portfolio Commentary .......................................................   2
Portfolio Components .......................................................   5
Portfolio of Investments ...................................................   6
Schedule of Forward Foreign Currency Contracts .............................  10
Statement of Assets and Liabilities ........................................  11
Statement of Operations ....................................................  12
Statements of Changes in Net Assets ........................................  13
Statement of Cash Flows ....................................................  14
Financial Highlights .......................................................  15
Notes to Financial Statements ..............................................  16
Additional Information .....................................................  20

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P.(the "Advisor" or "First Trust") and/or Aberdeen Asset Management Inc. (the "Sub-Advisor" or "Aberdeen") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market value of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and personnel of Aberdeen are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

            FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2007

Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust"), we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to market.

We are single-minded about providing a range of investment products, including our family of closed-end funds, to help First Trust meet the challenge of maximizing our customers' financial opportunities. Translating investment ideas into products which can deliver performance over the long term while continuing to support our current product line remains a focus for First Trust as we head into the future.

The report you hold will give you detailed information about your investment in First Trust/Aberdeen Global Opportunity Income Fund for the past six-month period ended June 30, 2007. I encourage you to read this report and discuss it with your financial advisor.

First Trust is pleased that the Fund is a part of your financial portfolio and we will continue to offer you current information about your investment, as well as new opportunities to the financial marketplace, through your financial advisor. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Trust/Aberdeen Global Opportunity Income Fund
August 15, 2007

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                                   SUB-ADVISOR

Aberdeen Asset Management Inc. ("Aberdeen" or the "Sub-Advisor"), a Securities and Exchange Commission registered investment advisor, is a wholly-owned subsidiary of Aberdeen Asset Management PLC. Aberdeen Asset Management PLC is a publicly-traded international investment management group listed on the London Stock Exchange, managing assets for both institutional and retail clients from offices around the world. As of June 30, 2007, Aberdeen Asset Management PLC had total assets under management and supervision of approximately $179 billion.

                            PORTFOLIO MANAGEMENT TEAM

Investment decisions for First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") are made by Aberdeen using a team approach and not by any one individual. By making team decisions, Aberdeen seeks to ensure that the investment process results in consistent returns across all portfolios with similar objectives. Aberdeen does not employ separate research analysts. Instead, Aberdeen's investment managers combine the roles of analysis with portfolio management. Each member of the team has sector and portfolio responsibilities such as day-to-day monitoring of liquidity. The overall result of this matrix approach is a high degree of cross-coverage, leading to a deeper understanding of the securities in which Aberdeen invests. Included below is additional information about the members of the team with significant responsibility for the day-to-day management of the Fund's portfolio.

FIXED-INCOME MANAGER BIOGRAPHIES

DEREK FULTON

HEAD OF GLOBAL AND ASIAN BONDS

Mr. Fulton joined Murray Johnstone in 1996 as a graduate trainee in fixed-income. In 1998, he qualified as an Associate of the Institute of Investment Management & Research. Mr. Fulton has since become a senior member of the fixed-income team with Aberdeen and is responsible for the day-to-day management of global fixed-income and government portfolios. He is a member of Aberdeen's global economics team.

BRETT DIMENT

HEAD OF EMERGING MARKET DEBT

Mr. Diment joined Deutsche Asset Management Group Limited ("Deutsche") in 1991 as a member of the fixed-income group and became head of the emerging market debt team at Deutsche in 1999. Mr. Diment joined Aberdeen following the acquisition of Deutsche in 2005 and is now responsible for the day-to-day management of the emerging market debt team and portfolios.

KEVIN DALY

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Daly joined the emerging markets team at Aberdeen in April 2007 as a portfolio manager, having spent the previous 10 years at Standard & Poor's in London and Singapore as a credit market analyst covering global emerging market debt, and was head of marketing for Global Sovereign Ratings. Mr. Daly was a regular participant on the Global Sovereign Committee, served as a member of the Sovereign Ratings Review Board, and was one of the initial members of the Emerging Market Council, formed in 2006, to advise senior management on business and market developments in emerging markets.

EDWIN GUITERREZ

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Guiterrez has served as an economist specializing in Latin America at LGT Asset Manager, and more recently as a portfolio manager specializing in emerging market fixed-income at INVESCO Asset Management. He joined Deutsche in 2000 and Aberdeen in 2005.

NIMA TAYEBI

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Tayebi has 10 years of experience as executive director responsible for emerging markets trading at Millennium Global Investments, vice president at Salomon Brothers focusing on emerging market currency and debt trading and head of fixed-income research at Renaissance Capital. He joined Deutsche as an emerging markets currency portfolio manager in 2001 and Aberdeen in 2005.

MAX WOLMAN

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Wolman joined Aberdeen in January 2001 and is portfolio manager on the emerging market debt mandates. Mr. Wolman originally specialized in currency and domestic debt analysis; however, he is now responsible for wider emerging market debt analysis, including

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

external and corporate issuers. He is a member of the emerging markets debt investment committee at Aberdeen and is also responsible for the daily implementation of the investment process.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND

The primary investment objective of First Trust/Aberdeen Global Opportunity Income Fund ("FAM") is to seek a high level of current income. The secondary objective is to seek capital appreciation. In pursuit of this objective, the Fund invests in the world bond markets through a diversified portfolio of investment grade and below-investment grade government and corporate debt securities.

FUND RECAP

FAM produced a net asset value ("NAV") total return of 5.1% and a market value total return of 1.6% over the six months ended June 30, 2007, compared to the benchmark* of 2.0%. In addition to this blended benchmark the Fund is currently using for comparative purposes, in the past, the Fund has used other comparative indexes. The total returns over the six months ended June 30, 2007 for these indexes were as follows: The Lehman Global Emerging Markets Index was up 0.4%; and the Lehman Global Aggregate Index was up 1.0%. The outperformance can be attributed to all three components of the portfolio: global bonds, external emerging markets and local emerging markets returning 8.0%, 1.9% and 16.3%, respectively, over the same period. The local bonds with the highest returns were Brazil (24.5%) and Turkey (21.1%). External emerging market bonds had a less impressive return of 1.9%, compared to the benchmark return of 0.9%, with the highest return coming from the Dominican Republic (11.5%). Russian corporates outperformed sovereign debt, which is made up of sovereign bonds, as the benchmark returned only 0.2% while the Fund's return in Russia was 3.8% made up entirely of corporate bonds including banks, telecoms and steel companies.

PERFORMANCE ANALYSIS

Yields on developed market government bonds rose sharply in most markets over the six months ended June 30, 2007. U.S. Treasury yields rose by 40 basis points ("bps") across the yield curve, with 10-year Treasuries reaching a high of 5.3% before ending at around 5.0%. European government bond yields continued to rise, with Eurozone and United Kingdom ("UK") yields up 70 bps to approximately 4.5% and 5.5%, respectively. Japanese yields also rose, although in a more muted fashion, with the two-year yield close to 1.0% for the first time since 1997. Peripheral market spreads were mixed, with Australia outperforming the U.S., while New Zealand and Canada underperformed. In Europe, local currency bond returns were negative in all markets.

BOND PERFORMANCE

Poor bond performance was driven by hawkish central banks and very strong equity market performance and money and credit growth around the world. Central banks in the UK, Eurozone, Canada, New Zealand, Sweden and Norway all continued to tighten policy in response to robust economic data and strong energy and food commodity price gains. Norway tightened rates four times to 4.5% during the period, the New Zealand and the UK each three times to 8.0% and 5.75%, respectively. The European Central Bank lifted policy rates to 4.0% from 3.5% and the Bank of Japan resumed its tightening campaign, with a modest 25 bps hike to 0.5%.

Concerns about inflation were often cited as contributing to lower bond prices over the period; however, market based indicators of inflation expectations remain muted. Credit spreads came under some pressure as further negative news about the value of U.S. mortgage credit securities led to greater hedging of credit risk by market participants. Despite these worries, higher-yielding currencies continued to perform strongly, with robust commodity price gains and growth in the emerging world and Asia appearing that they should be able to be sustained.

Both the U.S. Dollar and the Japanese Yen were weak in the first half of 2007, with emerging market and commodity-linked currencies the main beneficiaries. Divergent terms of trade and interest rate spreads supported these moves; although the pace of appreciation was perhaps in excess of changes in these variables. Some correction of these moves in the third quarter would not be unlikely given the size of positions short-term traders appear to have accumulated and the scale of the moves, however, the trends toward greater diversification of currency reserves and more flexibility in Asian exchange rates appear set to be longer term influences.

ALLOCATIONS AND THEIR EFFECT ON THE PORTFOLIO

The portfolio's allocations to developed market bonds remained broadly the same over the first half of 2007. Australia, the UK, Canada and New Zealand are the major developed market bond positions. Holding shorter duration securities in Canada and the UK mitigated against sharp rises in interest rates. Australia showed positive local currency performance and despite three interest rate increases, longer dated New Zealand Kiwi bonds posted almost flat local currency returns over the period. Credit quality in the developed portfolio remains very high with little exposure outside government and sovereign agency bonds. U.S. Dollar returns were strong as a result of sharp appreciation in the currencies to which the developed market portfolio is exposed; the Australian Dollar, Canadian Dollar and Pound Sterling had spot returns of 7.6%, 9.4% and 2.3%, respectively. The portfolio remains long in Sterling, the Australian and Canadian Dollars, and Southeast Asian currencies, the Singapore Dollar and the Malaysian Ringgit.

----------
* The Fund's blended benchmark consists of the following: 40% Citigroup World Government Bond Index; 30% JPMorgan Emerging Markets Bond Index; and 30% JPMorgan Global Bond Index Emerging Markets Diversified.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

Spreads in emerging market debt ranged from a high of 204 bps to a low of 162 bps over U.S. Treasuries over the period this report covers. Countries which underperformed the index were Argentina and Venezuela due to several factors. In Argentina, rising inflation and a worsening energy crisis lead to power shortages while investors were very long Argentinean debt, leading to excessive selling over the period. Over the period the Fund sold its external Argentina holdings in favor of the short-dated local currency bonds. Venezuela also underperformed the benchmark due to investor concerns over Hugo Chavez, the Venezuelan President, who has recently stated that he is going to take Venezuela out of the International Monetary Fund ("IMF"), causing a technical default on the bonds.

Colombian external bonds outperformed over the period due to the country's high growth and decreased supply of the external bonds with the finance minister issuing local bonds and buying back the country's external debt. The central bank of Brazil has cut the Selic, the central bank rate, from 13.25% to 12.00%. The general expectation is for further rate cuts this year and into next year due to stable and low inflation in Brazil.

Turkey is also experiencing strong demand for its local debt which has been very strong, due to very high nominal and real yields. There was a parliamentary election in Turkey in July which resulted in a victory for the Justice and Development Party, which the Sub-Advisor believes was the preferred outcome from a market perspective.

In Ukraine, political noise has subsided following an agreement between President Yuschenko and Prime Minister Yanukovich to hold early parliamentary elections on September 30, 2007.

                                 SUB-ADVISOR Q&A

WHAT IS YOUR OUTLOOK FOR VARIOUS CURRENCIES/DEBT FOR DIFFERENT REGIONS?

The Yen is expected to remain volatile but on a weakening trend, and the European and commodity currencies should continue to see appreciation pressures against it and the U.S. Dollar later in the second half of the year.

It is the Sub-Advisor's view that Venezuela will not be out of the IMF and, therefore, Venezuelan bonds appear attractive due to the high yields on offer.

The Brazilian Real also appears strong as Brazilian real Gross Domestic Product has continued to increase, leading to increased foreign currency reserves which support the external debt of the country.

Turkey's debt has remained strong with no signs of weakness. The Turkish Lira has also strengthened against the U.S. Dollar as investors have been attracted by the high interest rates on offer.

The Ukraine continues to benefit from a robust growth outlook and very limited indebtedness.

WHAT IS YOUR OVERALL OUTLOOK FOR FAM?

Strong growth outside the U.S. should keep upward pressure on the Group of Ten ("G10") bond yields, although concerns over inflation should turn out to be misplaced. Modest widening of credit spreads in European markets should not be enough to damage corporate investment intentions and further monetary tightening is to be expected in Europe. Asian exchange rate policy will be a key variable; any moves to increase the flexibility of the Chinese currency should lead to a further weakening of the U.S. Dollar against a wide range of currencies. Commodity prices are underpinning strong secular uptrends in the Australian, Canadian and New Zealand Dollars. Unless growth in the emerging world drops sharply, these trends are likely to continue in the second half of 2007.

Aberdeen anticipates that emerging markets will continue to perform well and any weakness is likely to come from an external shock to the global market causing a reduction in global liquidity.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO COMPONENTS (a) (b)
JUNE 30, 2007 (UNAUDITED)

                       PORTFOLIO COMPONENTS - BY INDUSTRY

   [THE FOLLOWING TABLE WAS REPRESENTED BY PIE CHART IN THE PRINTED MATERIAL.]

Foreign Government Bonds                                              49.1%
Supranational Bank                                                    12.1%
Commercial Banks                                                       9.7%
Special Purpose Banks                                                  8.0%
Regional Authority                                                     6.3%
Electric Utilities                                                     5.4%
Diversified Financial Services                                         3.7%
Specialty Retail                                                       1.6%
Beverages                                                              1.1%
Telecommunications                                                     1.1%
Import/Export Bank                                                     1.1%
Gas Utilities                                                          0.8%

                       PORTFOLIO COMPONENTS - BY COUNTRY

   [THE FOLLOWING TABLE WAS REPRESENTED BY BAR CHART IN THE PRINTED MATERIAL.]

Multinational                                                         12.1%
Brazil                                                                 9.8%
Canada                                                                 8.1%
Indonesia                                                              7.1%
Argentina                                                              5.5%
Russia                                                                 4.7%
Ukraine                                                                4.5%
Colombia                                                               4.5%
Australia                                                              4.3%
Turkey                                                                 4.3%
Mexico                                                                 4.1%
Uruguay                                                                3.8%
United Kingdom                                                         3.7%
Germany                                                                2.5%
Finland                                                                2.1%
Kazakhstan                                                             2.1%
India                                                                  2.0%
Spain                                                                  2.0%
Dominican Republic                                                     1.9%
Norway                                                                 1.9%
Netherlands                                                            1.7%
Nigeria                                                                1.6%
China                                                                  1.5%
El Salvador                                                            1.1%
Peru                                                                   1.1%
Pakistan                                                               1.0%
Egypt                                                                  1.0%

(a) Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.

(b) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Sub-Advisor.


                    See Notes to Financial Statements.                    Page 5

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL
    VALUE                                                                                       MARKET
   (LOCAL                                                                          STATED        VALUE
  CURRENCY)                           DESCRIPTION                        COUPON   MATURITY   (US DOLLARS)
---------------   ----------------------------------------------------   ------   --------   -------------
BONDS AND NOTES (a) - 138.9%

                  ARGENTINA - 7.6%
      4,000,000   Banco Hipotecario SA (USD) .........................     9.75%  11/16/10   $   4,185,000
      2,300,000   Banco Hipotecario SA (USD) .........................     9.75%  04/27/16       2,380,500
     10,006,310   Republic of Argentina (ARS) (b) ....................     2.00%  02/04/18       5,304,268
     15,830,000   Republic of Argentina (USD) ........................     7.00%  04/17/17      13,643,387
                                                                                             -------------
                                                                                                25,513,155
                                                                                             -------------
                  AUSTRALIA - 6.0%
     11,000,000   Australian Government (AUD) ........................     6.00%  02/15/17       9,161,492
      5,000,000   New South Wales Treasury Corp. (AUD) ...............     8.00%  03/01/08       4,279,717
      8,100,000   Queensland Treasury (AUD) ..........................     6.00%  10/14/15       6,605,913
                                                                                             -------------
                                                                                                20,047,122
                                                                                             -------------
                  BRAZIL - 13.6%
     10,000,000   Banco Bradesco SA (BRL) ............................    17.50%  12/10/07       5,300,674
      5,750,000   Brazil Citigroup (USD) .............................    15.00%  07/02/10       3,477,125
     29,603,000   Electropaulo Metropolitan (BRL) ....................    19.13%  06/28/10      18,262,089
      5,360,000   Isa Capital do Brasil SA (USD) .....................     7.88%  01/30/12       5,465,860
     25,420,000   Nota do Tesouro Nacional (BRL) .....................    10.00%  01/01/17      12,775,639
                                                                                             -------------
                                                                                                45,281,387
                                                                                             -------------
                  CANADA - 11.2%
     12,500,000   Canadian Government (CAD) ..........................    10.00%  06/01/08      12,291,716
      7,000,000   Canadian Government (CAD) ..........................     5.25%  06/01/13       6,799,709
     15,000,000   Province of Manitoba (NZD) .........................     6.38%  09/01/15      10,674,029
     10,965,000   Province of Ontario (NZD) ..........................     6.25%  06/16/15       7,713,884
                                                                                             -------------
                                                                                                37,479,338
                                                                                             -------------
                  CHINA - 2.2%
      5,800,000   Parkson Retail Group Ltd. (USD) ....................     7.88%  11/14/11       6,019,356
      1,230,000   Parkson Retail Group Ltd. (USD) ....................     7.13%  05/30/12       1,242,300
                                                                                             -------------
                                                                                                 7,261,656
                                                                                             -------------
                  COLOMBIA - 6.2%
 14,113,000,000   Republic of Colombia (COP) .........................    11.75%  03/01/10       7,579,276
 14,200,000,000   Republic of Colombia (COP) .........................    12.00%  10/22/15       8,194,589
  9,389,000,000   Republic of Colombia (COP) .........................     9.85%  06/28/27       4,972,660
                                                                                             -------------
                                                                                                20,746,525
                                                                                             -------------
                  DOMINICAN REPUBLIC - 2.7%
      4,550,000   Cerveceria Nacional Dominica (USD) (b) .............    16.00%  03/27/12       5,278,000
      3,190,000   Dominican Republic (USD) ...........................     8.63%  04/20/27       3,716,350
                                                                                             -------------
                                                                                                 8,994,350
                                                                                             -------------
                  EGYPT - 1.3%
      6,620,000   Egypt Government Bond (EGP) ........................     9.10%  07/12/10       1,181,075
      4,285,000   Egypt Government Bond (EGP) ........................     9.35%  08/16/10         769,832
     15,000,000   Egypt Treasury Bill (EGP) ..........................      (c)   03/25/08       2,503,030
                                                                                             -------------
                                                                                                 4,453,937
                                                                                             -------------


Page 6                 See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL
    VALUE                                                                                       MARKET
   (LOCAL                                                                          STATED        VALUE
  CURRENCY)                           DESCRIPTION                        COUPON   MATURITY   (US DOLLARS)
---------------   ----------------------------------------------------   ------   --------   -------------
BONDS AND NOTES (a) - (CONTINUED)

                  EL SALVADOR - 1.6%
      4,620,000   Republic of El Salvador (USD) ......................     7.65%  06/15/35   $   5,301,450
                                                                                             -------------
                  FINLAND - 3.0%
      4,581,000   Republic of Finland (GBP) ..........................     9.38%  02/03/10       9,885,883
                                                                                             -------------
                  GERMANY - 3.5%
      3,650,000   KfW International Finance (CAD) ....................     4.95%  10/14/14       3,434,725
     11,000,000   KfW Kredit Wiederaufbau (NZD) ......................     6.00%  07/15/09       8,152,536
                                                                                             -------------
                                                                                                11,587,261
                                                                                             -------------
                  INDIA - 2.8%
    380,300,000   JPMorgan Chase Bank NA (INR) .......................     8.07%  01/15/17       9,296,118
                                                                                             -------------
                  INDONESIA - 9.8%
 11,500,000,000   Indonesian Government (IDR) ........................    11.00%  12/15/12       1,396,962
113,000,000,000   Indonesian Government (IDR) ........................    12.50%  03/15/13      14,544,407
 57,300,000,000   Indonesian Government (IDR) ........................    11.00%  10/15/14       7,032,552
      1,230,000   Majapahit Holding BV (USD) .........................     7.25%  06/28/17       1,216,962
      5,450,000   Majapahit Holding BV (USD) .........................     7.88%  06/29/37       5,388,960
      3,300,000   Republic of Indonesia (USD) ........................     6.63%  02/17/37       3,187,744
                                                                                             -------------
                                                                                                32,767,587
                                                                                             -------------
                  KAZAKHSTAN - 2.9%
      4,100,000   Intergas Finance BV (USD) ..........................     6.38%  05/14/17       3,938,870
      3,500,000   Kazkommerts International BV (USD) .................     7.88%  04/07/14       3,471,125
      2,300,000   Turannlem Finance BV (USD) .........................     8.00%  03/24/14       2,208,000
                                                                                             -------------
                                                                                                 9,617,995
                                                                                             -------------
                  MEXICO - 5.6%
     71,355,100   Mexican Fixed Rate Bonds (MXN) .....................     9.50%  12/18/14       7,284,449
     36,870,000   Mexican Fixed Rate Bonds (MXN) .....................     8.00%  12/07/23       3,511,412
     70,800,000   Mexican Fixed Rate Bonds (MXN) .....................    10.00%  12/05/24       8,005,017
                                                                                             -------------
                                                                                                18,800,878
                                                                                             -------------
                  MULTINATIONAL - 16.9%
     17,600,000   Asian Development Bank (AUD) .......................     5.50%  02/15/16      13,773,911
      8,540,000   Council of Europe (AUD) ............................     5.50%  08/15/08       7,157,712
     18,800,000   European Investment Bank (NZD) .....................     6.50%  09/10/14      13,518,914
     11,000,000   European Investment Bank (TRY) .....................    18.50%  03/20/09       8,473,562
     12,000,000   International Bank Reconstruction
                     & Development (NZD) .............................     6.38%  07/15/09       8,939,966
      2,240,000   Nordic Investment Bank (GBP) .......................     5.75%  11/06/08       4,496,207
                                                                                             -------------
                                                                                                56,360,272
                                                                                             -------------
                  NETHERLANDS - 2.4%
     11,000,000   Bank Nederlandse Gemeenten NV (NZD) ................     5.25%  06/17/09       8,037,625
                                                                                             -------------
                  NIGERIA - 2.2%
      7,500,000   GTB Finanace BV (USD) ..............................     8.50%  01/29/12       7,416,000
                                                                                             -------------


                       See Notes to Financial Statements.                 Page 7

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL
    VALUE                                                                                       MARKET
   (LOCAL                                                                          STATED        VALUE
  CURRENCY)                           DESCRIPTION                        COUPON   MATURITY   (US DOLLARS)
---------------   ----------------------------------------------------   ------   --------   -------------
BONDS AND NOTES (a) - (CONTINUED)

                  NORWAY - 2.6%
      4,500,000   Kommunalbanken AS (GBP) ............................     4.75%  01/28/10   $   8,759,467
                                                                                             -------------
                  PAKISTAN - 1.4%
      4,880,000   Islamic Republic of Pakistan (USD) .................     6.88%  06/01/17       4,697,000
                                                                                             -------------
                  PERU - 1.5%
     13,900,000   Peru Bono Soberano (PEN) ...........................     7.84%  08/12/20       5,077,407
                                                                                             -------------
                  RUSSIA - 6.5%
    119,400,000   Dal Capital (Vneshtorgbk) (RUB) ....................     7.00%  04/13/09       4,729,678
     20,000,000   GPB Eurobond (Gazprombank) (RUB) ...................     7.25%  02/22/10         792,785
    101,456,140   Red Arrow International Leasing PLC (RUB) ..........     8.38%  03/31/12       4,091,848
      7,140,000   Russian Standard Bank (USD) ........................     8.88%  12/16/15       7,071,313
      4,800,000   UBS (Vimpelcom)(USD) ...............................     8.25%  05/23/16       5,022,720
                                                                                             -------------
                                                                                                21,708,344
                                                                                             -------------
                  SPAIN - 2.7%
     11,500,000   Instituto de Credito Oficial (AUD) .................     5.50%  10/11/12       9,168,581
                                                                                             -------------
                  TURKEY - 6.0%
      4,720,000   Republic of Turkey (USD) ...........................     7.00%  09/26/16       4,784,192
     13,340,000   Turkey Government Bond (TRY) .......................    14.00%  01/19/11       9,472,582
      7,520,000   Turkey Government Bond (TRY) .......................    16.00%  03/07/12       5,700,609
                                                                                             -------------
                                                                                                19,957,383
                                                                                             -------------
                  UKRAINE - 6.3%
      7,300,000   Alfa Bank Ukraine (USD) ............................     9.75%  12/22/09       7,477,755
      4,900,000   EX-IM Bank of Ukraine (USD) ........................     7.65%  09/07/11       5,001,430
      3,000,000   UBS AG Jersey Branch (USD) .........................     9.13%  06/21/10       2,988,750
      5,500,000   Ukraine Government (USD) ...........................     6.58%  11/21/16       5,475,800
                                                                                             -------------
                                                                                                20,943,735
                                                                                             -------------
                  UNITED KINGDOM - 5.2%
      5,000,000   United Kingdom CNVR (GBP) ..........................     9.00%  07/12/11      11,185,290
      3,000,000   United Kingdom Treasury (GBP) ......................     7.25%  12/07/07       6,057,804
                                                                                             -------------
                                                                                                17,243,094
                                                                                             -------------
                  URUGUAY - 5.2%
      2,600,000   Republic of Uruguay (USD) ..........................     8.00%  11/18/22       2,916,550
      4,200,000   Republic Orient Uruguay (USD) ......................     7.63%  03/21/36       4,603,200
    138,620,000   Republic Orient Uruguay (UYU) ......................     5.00%  09/14/18       6,483,792
     78,000,000   Republic Orient Uruguay (UYU) ......................     4.25%  04/05/27       3,501,775
                                                                                             -------------
                                                                                                17,505,317
                                                                                             -------------


Page 8                 See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                                                MARKET
                                                                                                 VALUE
                                      DESCRIPTION                                            (US DOLLARS)
                  ----------------------------------------------------                       -------------
                  TOTAL INVESTMENTS - 138.9% .........................                       $ 463,908,867
                  (Cost $433,973,639) (d)

                  LOAN OUTSTANDING - (46.1)% .........................                        (153,784,732)
                  NET OTHER ASSETS AND LIABILITIES - 7.2% ............                          23,908,493
                                                                                             -------------
                  NET ASSETS - 100.0% ................................                       $ 334,032,628
                                                                                             =============

================================================================================

(a) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Sub-Advisor.

(b) Variable rate security. The interest rate shown reflects the rate in effect at June 30, 2007.

(c)   Zero coupon Treasury bill.

(d)   Aggregate cost for federal income tax and financial reporting purposes.

ARS   Argentine Peso
AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
EGP   Egyptian Pound
EUR   Euro Dollar
GBP   British Pound Sterling
IDR   Indonesian Rupiah
INR   Indian Rupee
MYR   Malaysian Ringgit
MXN   Mexican Peso
NOK   Norwegian Krone
NZD   New Zealand Dollar
PEN   Peruvian New Sol
RUB   Russian Ruble
TRY   Turkish Lira
USD   United States Dollar
UYU   Uruguayan Peso


                       See Notes to Financial Statements.                 Page 9

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
JUNE 30, 2007 (UNAUDITED)

                 FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                            CONTRACTS TO RECEIVE
             --------------------------------------------------
                                                                       NET            NET
                                                                   UNREALIZED     UNREALIZED
                                                        IN        APPRECIATION   DEPRECIATION
EXPIRATION           LOCAL            VALUE IN       EXCHANGE     OF CONTRACTS   OF CONTRACTS
   DATE          CURRENCY (a)          U.S. $       FOR U.S. $       U.S. $         U.S. $
----------   --------------------   ------------   ------------   ------------   ------------
07/23/07     AUD       23,720,000   $ 20,097,138   $ 19,702,899   $    394,239   $         --
07/23/07     CAD       26,610,500     24,995,540     25,000,000             --         (4,460)
07/23/07     COP       31,059,713     15,693,937     15,928,058             --       (234,121)
07/23/07     EUR        2,070,000      2,804,001      2,752,061         51,940             --
07/23/07     GBP        7,650,000     15,357,252     15,296,427         60,825             --
07/23/07     MXN       23,343,000      2,157,741      2,137,804         19,937             --
07/23/07     MYR       34,184,000      9,913,863     10,071,891             --       (158,028)
07/23/07     NOK      392,582,400     66,605,025     65,667,340        937,685             --
07/23/07     TRY       23,257,000     17,561,411     17,130,268        431,143             --
                                                                  ------------   ------------
                                                                  $  1,895,769   $   (396,609)
                                                                  ------------   ------------

                 FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                            CONTRACTS TO DELIVER
             --------------------------------------------------
                                                                       NET            NET
                                                                   UNREALIZED     UNREALIZED
                                                        IN        APPRECIATION   DEPRECIATION
EXPIRATION           LOCAL            VALUE IN       EXCHANGE     OF CONTRACTS   OF CONTRACTS
   DATE          CURRENCY (a)          U.S. $       FOR U.S. $       U.S. $         U.S. $
----------   --------------------   ------------   ------------   ------------   ------------
07/23/07     AUD       44,492,430   $ 37,696,901   $ 37,500,000   $         --   $   (196,901)
07/23/07     BRL       43,546,000     22,496,951     21,407,118             --     (1,089,833)
07/23/07     CAD       24,930,000     23,417,028     22,268,273             --     (1,148,755)
07/23/07     COP       31,059,713     15,693,937     16,244,620        550,683             --
07/23/07     INR      197,353,000      4,841,474      4,749,771             --        (91,703)
07/23/07     MXN       55,930,000      5,169,963      5,152,749             --        (17,214)
07/23/07     NOK      149,850,000     25,423,358     25,000,000             --       (423,358)
07/23/07     NZD       79,400,000     61,091,321     58,676,600             --     (2,414,721)
07/23/07     TRY       23,257,000     17,561,411     16,497,139             --     (1,064,272)
07/23/07     TRY        7,820,000      5,904,899      5,931,432         26,533             --
                                                                  ------------   ------------
                                                                  $    577,216   $ (6,446,757)
                                                                  ------------   ------------
Unrealized Appreciation (Depreciation) ........................   $  2,472,985   $ (6,843,366)
                                                                  ============   ============
Net Unrealized Appreciation (Depreciation) ....................                  $ (4,370,381)
                                                                                 ============

(a) Please see page 9 for currency descriptions.


Page 10                    See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS:
Investments, at value
   Cost ($433,973,639) .................................................................................   $ 463,908,867
Foreign currency (Cost $8,298,336) .....................................................................       8,444,345
Unrealized appreciation on forward foreign currency contracts ..........................................       2,472,985
Prepaid expenses .......................................................................................         105,114
Receivables:
   Investment securities sold ..........................................................................      27,545,313
   Interest ............................................................................................      13,987,998
   Dividends ...........................................................................................          47,112
Other assets ...........................................................................................           3,559
                                                                                                           -------------
      Total Assets .....................................................................................     516,515,293
                                                                                                           -------------
LIABILITIES:
Due to custodian .......................................................................................          11,775
Unrealized depreciation on forward foreign currency contracts ..........................................       6,843,366
Payables:
   Outstanding loan ....................................................................................     153,784,732
   Investment securities purchased .....................................................................      20,225,376
   Interest and fees due on loan payable ...............................................................       1,011,813
   Investment advisory fees ............................................................................         400,729
   Printing fees .......................................................................................          81,749
   Audit and legal fees ................................................................................          53,231
   Administrative fees .................................................................................          35,391
   Custodian fees ......................................................................................          30,330
   Transfer agent fees .................................................................................           4,173
                                                                                                           -------------
      Total Liabilities ................................................................................     182,482,665
                                                                                                           -------------
NET ASSETS .............................................................................................   $ 334,032,628
                                                                                                           =============
NET ASSETS CONSIST OF:
Accumulated net investment income (loss) ...............................................................   $ (16,559,183)
Accumulated net realized gain (loss) on investments sold, forward foreign currency contracts
   and foreign currency transactions ...................................................................         718,724
Net unrealized appreciation (depreciation) on investments, forward foreign currency transactions
   and foreign currency translation ....................................................................      23,243,065
Par value ..............................................................................................         173,652
Paid-in capital ........................................................................................     326,456,370
                                                                                                           -------------
NET ASSETS .............................................................................................   $ 334,032,628
                                                                                                           =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ...................................   $       19.24
                                                                                                           =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) ............      17,365,236
                                                                                                           =============


                           See Notes to Financial Statements.            Page 11

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
Interest (net of foreign withholding tax of $193,732) ..............   $   18,934,694
Dividends ..........................................................          218,043
                                                                       --------------
      Total investment income ......................................       19,152,737
                                                                       --------------
EXPENSES:
Interest and fees on outstanding loan payable ......................        4,218,846
Investment advisory fees ...........................................        2,401,643
Administration fees ................................................          212,012
Custodian fees .....................................................          161,059
Audit and legal fees ...............................................           75,326
Printing fees ......................................................           41,474
Trustees' fees and expenses ........................................           20,795
Transfer agent fees ................................................           18,712
Other ..............................................................           60,750
                                                                       --------------
      Total expenses ...............................................        7,210,617
                                                                       --------------
NET INVESTMENT INCOME ..............................................       11,942,120
                                                                       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments .....................................................        9,116,931
   Forward foreign currency contracts ..............................       (6,242,432)
   Foreign currency transactions ...................................           77,660
                                                                       --------------
Net realized gain (loss) ...........................................        2,952,159
                                                                       --------------
Net change in unrealized appreciation (depreciation) on:
   Investments .....................................................        4,609,674
   Forward foreign currency contracts ..............................       (2,161,188)
   Foreign currency translation ....................................         (902,926)
                                                                       --------------
Net change in unrealized appreciation (depreciation) ...............        1,545,560
                                                                       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ............................        4,497,719
                                                                       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....   $   16,439,839
                                                                       ==============


Page 12            See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS
                                                                            ENDED              YEAR
                                                                         06/30/2007           ENDED
                                                                         (UNAUDITED)       12/31/2006
                                                                       ---------------   ---------------
OPERATIONS:
Net investment income ..............................................   $    11,942,120   $    23,991,725
Net realized gain (loss) ...........................................         2,952,159        (3,000,293)
Net change in unrealized appreciation (depreciation) ...............         1,545,560        11,357,531
                                                                       ---------------   ---------------
Net increase (decrease) in net assets resulting from operations ....        16,439,839        32,348,963
                                                                       ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................................       (13,544,884)      (22,774,330)
Net realized gains .................................................                --        (8,217,230)
Return of capital ..................................................                --        (4,315,438)
                                                                       ---------------   ---------------
Total distributions to shareholders ................................       (13,544,884)      (35,306,998)
                                                                       ---------------   ---------------
Net increase (decrease) in net assets ..............................         2,894,955        (2,958,035)

NET ASSETS:
Beginning of period ................................................       331,137,673       334,095,708
                                                                       ---------------   ---------------
End of period ......................................................   $   334,032,628   $   331,137,673
                                                                       ===============   ===============
Accumulated net investment income (loss) at end of period ..........   $   (16,559,183)  $   (14,956,419)
                                                                       ===============   ===============


                   See Notes to Financial Statements.                    Page 13

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations .......................   $    16,439,839
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Changes in assets and liabilities:
   Net purchases and sales of investments ..................................        12,722,100
   Net (amortization of market premium) accretion of market discount of
     investments ...........................................................            74,490
   Net realized gain on investments ........................................        (9,116,931)
   Net change in unrealized appreciation (depreciation) on investments .....        (4,609,674)
   Decrease in net unrealized appreciation on forward foreign currency
     contracts .............................................................         2,161,188
   Increase in dividends receivable ........................................           (47,112)
   Increase in interest receivable .........................................        (1,045,546)
   Increase in receivable for investment securities sold ...................       (25,368,790)
   Decrease in prepaid expenses ............................................            31,792
   Increase in other assets ................................................            (3,559)
   Increase in payable for investment securities purchased .................        20,004,815
   Decrease in interest and fees due on outstanding loan payable ...........        (1,576,349)
   Decrease in investment advisory fees payable ............................           (16,413)
   Decrease in audit and legal fees payable ................................           (45,384)
   Increase in printing fees payable .......................................            20,192
   Increase in transfer agent fees payable .................................               415
   Decrease in administrative fees payable .................................            (1,378)
   Decrease in custodian fees payable ......................................           (19,589)
   Decrease in accrued expenses and other liabilities ......................            (6,788)
                                                                               ---------------
CASH PROVIDED BY OPERATING ACTIVITIES ......................................                     $    9,597,318
CASH FLOWS FROM FINANCING ACTIVITIES:
   Distributions to shareholders from net investment income ................       (13,544,884)
   Issuance of loan ........................................................         8,655,553
   Repayment of loan .......................................................        (7,352,571)
                                                                               ---------------
CASH USED BY FINANCING ACTIVITIES ..........................................                        (12,241,902)
                                                                                                 --------------
Decrease in cash and foreign currency (a) ..................................                         (2,644,584)
Cash and foreign currency at beginning of period ...........................                         11,077,154
                                                                                                 --------------
Cash and foreign currency at end of period .................................                     $    8,432,570
                                                                                                 ==============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest ...................................                     $    5,795,195
                                                                                                 ==============

-----------------------------------------------------------------------------
(a) Includes net change in unrealized appreciation (depreciation) on foreign currency of $(902,926).


Page 14            See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              SIX MONTHS
                                                                 ENDED            YEAR         YEAR             PERIOD
                                                              06/30/2007          ENDED        ENDED             ENDED
                                                              (UNAUDITED)      12/31/2006   12/31/2005       12/31/2004 (a)
                                                              -----------      ----------   ----------      ---------------
Net asset value, beginning of period ......................   $     19.07      $    19.24   $    19.34      $         19.10(b)
                                                              -----------      ----------   ----------      ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .....................................          0.69            1.38         1.34                 0.05
Net realized and unrealized gain (loss) ...................          0.26            0.48        (0.14)                0.23
                                                              -----------      ----------   ----------      ---------------
Total from investment operations ..........................          0.95            1.86         1.20                 0.28
                                                              -----------      ----------   ----------      ---------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .....................................         (0.78)          (1.31)       (1.25)                  --
Net realized gains ........................................            --           (0.47)       (0.05)                  --
Return of capital .........................................            --           (0.25)          --                   --
                                                              -----------      ----------   ----------      ---------------
Total distributions .......................................         (0.78)          (2.03)       (1.30)                  --
                                                              -----------      ----------   ----------      ---------------
Common Shares offering costs charged to paid-in capital ...            --              --        (0.00)(c)            (0.04)
                                                              -----------      ----------   ----------      ---------------
Net asset value, end of period ............................   $     19.24      $    19.07   $    19.24      $         19.34
                                                              ===========      ==========   ==========      ===============
Market value, end of period ...............................   $     18.67      $    19.15   $    16.80      $         19.45
                                                              ===========      ==========   ==========      ===============
TOTAL RETURN BASED ON NET ASSET VALUE (d) (e) .............          5.09%          10.72%        6.94%                1.26%
                                                              ===========      ==========   ==========      ===============
TOTAL RETURN BASED ON MARKET VALUE (e) (f) ................          1.60%          27.33%       (7.15)%              (2.75)%
                                                              ===========      ==========   ==========      ===============
---------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ......................   $   334,033      $  331,138   $  334,096      $       332,764
Ratio of total expenses to average net assets .............          4.39%(g)        4.04%        3.37%                1.44%(g)
Ratio of total expenses to average net assets excluding
   interest expense .......................................          1.82%(g)        1.79%        1.80%                1.44%(g)
Ratio of net investment income to average net assets ......          7.26%(g)        7.19%        7.03%                2.47%(g)
Portfolio turnover rate ...................................            53%             99%          75%                   0%

INDEBTEDNESS:
Loan outstanding (in 000's) ...............................   $   153,785      $  152,482   $  145,724                  N/A
Asset coverage per $1,000 of indebtedness (h) .............   $     3,172      $    3,172   $    3,293                  N/A

--------------------------------------------------------------------------------

(a) Initial seed date of November 16, 2004. The Fund commenced operations on November 23, 2004.

(b)   Net sales load of $0.90 per Common Share on initial offering.

(c)   Amount represents less than $0.01 per share.

(d) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.

(e)   Total return is not annualized for periods less than one year.

(f) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share market price per share, all based on Common Share market price per share.

(g)   Annualized.

(h) Calculated by subtracting the Fund's total liabilities (not including the loan outstanding) from the Fund's total assets, and dividing by the outstanding loan balance.

N/A   Not applicable.


                       See Notes to Financial Statements.                Page 15

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NOTES TO FINANCIAL STATEMENTS
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               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                            JUNE 30, 2007 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on September 7, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FAM on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund pursues these objectives by investing in the world bond markets through a diversified portfolio of investment grade and below-investment grade government and corporate debt securities. There can be no assurance that the Fund's investment objectives will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its Common Shares daily as of the close of regular session trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares, if any, from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency-linked notes and credit-linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

B. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At June 30, 2007, the Fund had no when-issued or delayed-delivery purchase commitments.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                            JUNE 30, 2007 (UNAUDITED)

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with the leverage. If the Fund recognizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and Preferred Shares, if any, issued by the Fund in proportion to the total dividends paid for the year. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The ultimate determination of the character of the distributions will be made after the 2007 calendar year-end.

The tax character of distributions paid during the fiscal year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary Income .................................   $  22,358,867
Long-Term Capital Gain ..........................       8,632,693
Return of Capital ...............................       4,315,438

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Net Unrealized Appreciation .....................   $  22,125,801

F. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of June 30, 2007, management has evaluated the application of FIN 48 to the Fund, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Fund's financial statements.

G. EXPENSES:

The Fund pays all expenses directly related to its operations.

H. ACCOUNTING PRONOUNCEMENT:

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 could have on the Fund's financial statement disclosures.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                            JUNE 30, 2007 (UNAUDITED)

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets, the average daily gross asset value of the Fund (which includes the principal amount of borrowings, minus accrued liabilities).

Aberdeen Asset Management Inc. (the "Sub-Advisor") serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives an annual portfolio management fee calculated at an annual rate of 0.50% of Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Effective January 1, 2007, the Trustees approved a revised compensation plan. Under the revised plan, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per investment company for the first 14 investment companies of the First Trust Fund Complex and an annual retainer of $7,500 per investment company of each subsequent investment company added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the investment companies. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, Thomas R. Kadlec is paid $10,000 annually to serve as the Lead Independent Trustee and Niel B. Nielson is paid $5,000 annually to serve as the chairman of the Audit Committee, with such compensation paid by the funds in the First Trust Fund Complex and divided among those funds. Independent Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust Fund Complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to January 1, 2007, each fund paid each Independent Trustee an annual retainer of $10,000, which included compensation for all board and committee meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2007, were $244,408,229 and $258,401,259, respectively.

As of June 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $31,676,734 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,741,506.

                                5. COMMON SHARES

As of June 30, 2007, 17,365,236 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized for the Fund's Dividend Reinvestment Plan.

                   6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share (the "Preferred Shares"), in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of June 30, 2007, no Preferred Shares had been issued.

                           7. REVOLVING LOAN AGREEMENT

The Fund has entered into a revolving loan agreement among the Fund and certain primary and secondary lenders, which provides for a credit facility to be used as leverage for the Fund. The credit facility provides for a secured line of credit for the Fund where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the facility is up to $165,000,000. For the six months ended June 30, 2007, the average amount outstanding was $133,812,155. The high and low annual interest rates during the six months ended June 30, 2007, were 6.02% and 4.15%, respectively, and the weighted average interest rate was 5.52%. The Fund also pays a commitment fee of 0.325% per year, which is included in "Interest and fees on outstanding loan payable" on the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                            JUNE 30, 2007 (UNAUDITED)

                            8. CONCENTRATION OF RISK

An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which include a global bond portfolio of investment grade and below-investment grade government and corporate debt securities. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

Non-Investment Grade Securities Risk: The Fund may invest up to 60% of its Managed Assets in non-investment grade securities. Non-investment grade securities are rated below "Baa3" by Moody's Investors Service, Inc., below "BBB-" by Standard & Poor's, or comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Sub-Advisor to be of comparable credit quality. Non-investment grade debt instruments are commonly referred to as "high yield" or "junk" bonds, are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.

                               9. SUBSEQUENT EVENT

On July 20, 2007, the Fund declared a dividend of $0.13 per share to Common Shareholders of record August 3, 2007, payable August 15, 2007.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                            JUNE 30, 2007 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

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ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                            JUNE 30, 2007 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Tax-Advantaged Preferred Income Fund and First Trust/Aberdeen Emerging Opportunity Fund was held on April 16, 2007. At the Annual Meeting, Trustee Keith was elected for a one-year term; Trustees Erickson and Kadlec were elected for two-year terms; and Trustees Bowen and Nielson were elected for three-year terms. The number of votes cast in favor of James A. Bowen was 12,254,545, the number of votes withheld was 117,407 and the number of abstentions was 4,993,283. The number of votes cast in favor of Niel B. Nielson was 12,246,450, the number of votes withheld was 125,502 and the number of abstentions was 4,993,283. The number of votes cast in favor of Richard E. Erickson was 12,254,607, the number of votes withheld was 117,346 and the number of abstentions was 4,993,283. The number of votes cast in favor of Thomas R. Kadlec was 12,256,036, the number of votes withheld was 115,916 and the number of abstentions was 4,993,283. The number of votes cast in favor of Robert F. Keith was 12,258,240, the number of votes withheld was 113,712 and the number of abstentions was 4,993,283.

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of May 10, 2007, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Forms N-CSR and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by Rule 30a-2 under the 1940 Act.

                                BY-LAW AMENDMENTS

On June 12, 2006 and December 11, 2006, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund which may have the effect of delaying or preventing a change in control of the Fund, including the implementation of a staggered Board of Trustees. These changes were not required to be, and were not, approved by the Fund's shareholders. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

                                CHANGE IN POLICY

The Fund is currently permitted to engage in currency hedging transactions only for portfolio hedging transactions involving portfolio positions. At a meeting held on February 21, 2007, the Board of Trustees of the Fund adopted a policy to permit the Fund to engage in currency transactions to hedge interest rate and currency risks associated with the Fund's borrowings. This change in policy was not required to be, and was not, approved by the shareholders of the Fund. The new policy may also be changed by the Board of Trustees without shareholder approval. The new policy was effective on April 29, 2007.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust/Aberdeen Global Opportunity Income Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Aberdeen Asset Management Inc. (the "Sub-Advisor"), at a meeting held on March 12, 2007. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements continue to be in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on

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ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                            JUNE 30, 2007 (UNAUDITED)

such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged by investment advisors and sub-advisors to comparable funds and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, quality and extent of services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objectives and policies. With respect to the Sub-Advisory Agreement, the Board received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund and how the Sub-Advisor meets the Fund's investment objectives. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor has managed the Fund consistent with its investment objectives and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board reviewed data prepared by Lipper Inc. ("LIPPER"), an independent source, showing the management fees and expense ratios of the Fund as compared to the management fees and expense ratios of one peer group selected by Lipper and a second peer group selected by the Advisor. The Board discussed with representatives of the Advisor the differences between the two peer groups and the limitations in creating a relevant peer group for the Fund, including the difficulties in comparing funds using different types of leverage. Based on the information provided, the Board noted that the Fund's management fees were in the fifth quintile of both the Lipper peer group and the Advisor peer group and that the Fund's expense ratio was in the fifth quintile of both the Lipper peer group and the Advisor peer group. The Board also considered the sub-advisory fee rate and how it related to the overall management fee structure of the Fund and noted that the Advisor pays the Sub-Advisor out of the advisory fees it receives from the Fund. Finally, the Board considered the advisory fees paid to the Advisor by similar funds, and noted that the Advisor does not provide advisory services to clients with investment objectives and policies similar to the Fund's other than to another closed-end fund. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other clients.

The Board also considered the Fund's performance for the one- and two-year periods ended December 31, 2006, as applicable, as compared to the performance of a relevant blend of benchmark indices and to a performance universe selected by Lipper. The Board noted that the Fund's performance was in the first quintile of the performance universe for both periods and that the Fund outperformed its benchmark for the one-year period. The Board also considered performance data provided by the Advisor for the one-year and since-inception periods, and considered an analysis prepared by the Advisor on benefits provided by the Fund's leverage. In addition, the Board considered the market price and net asset value performance of the Fund since inception, and compared the Fund's premium/discount to the average and median premium/discount of the Lipper peer group, noting that the Fund's premium/discount was generally indicative of the asset class. The Board concluded that the Fund's performance was satisfactory.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure but had not identified any economies of scale realized by the Fund and had indicated that, because the Fund is a closed-end fund that is not issuing more shares other than pursuant to its dividend reinvestment plan, the Advisor believed that any discussion of economies of scale was not meaningful. The Board concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to closed-end funds for the twelve months ended December 31, 2006, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not unreasonable in light of the services provided to the Fund. In

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                            JUNE 30, 2007 (UNAUDITED)

addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Fund and noted that the typical fall-out benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fall-out benefits received by the Advisor or its affiliates would appear to be attenuated.

The Board considered the Sub-Advisor's representation that because it manages the Fund in a similar fashion to other accounts it is able to achieve economies of scale through relationships with brokers, administrative systems and other efficiencies and that while it expects internal costs to rise, it continues to expect to experience the benefits of economies of scale. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board also considered data provided by the Sub-Advisor as to the profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board noted the inherent limitations in this profitability analysis and concluded that the profitability analysis for the Advisor was more relevant, although the profitability of the Sub-Advisory Agreement appeared to be not unreasonable in light of the services provided to the Fund. The Board noted that the Sub-Advisor does not maintain any soft-dollar arrangements and that the Sub-Advisor indicated that it does not receive any material fall-out benefits from its relationship to the Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "FUND") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

o Information we receive from you or your broker-dealer, investment adviser or financial representative through interviews, applications, agreements or other forms;

o     Information about your transactions with us, our affiliates or others;

o     Information we receive from your inquiries by mail, e-mail or telephone;
      and

o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                            JUNE 30, 2007 (UNAUDITED)

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

                      This Page Left Blank Intentionally.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)      Not applicable.

(b) There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust/Aberdeen Global Opportunity Income Fund

By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                        James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                        (principal executive officer)

Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.